Profit-Sharing Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Defined Benefit Plan [Abstract]
Profit-Sharing Plan
NOTE 11 — PROFIT-SHARING PLAN
The Company has 401(k) profit-sharing plans covering substantially all employees. The Company’s discretionary profit-sharing contributions are determined annually by the Board. No discretionary profit-sharing contributions were made to the plans during the three months ended March 31, 2024 and 2023.

NOTE 11 — PROFIT-SHARING PLAN
The Company has 401(k) profit-sharing plans covering substantially all employees. The Company’s discretionary profit-sharing contributions are determined annually by the Board. No discretionary profit-sharing contributions were made to the 401(k) profit- sharing plans during the years ended December 31, 2023 and 2022.